Shareholder Report, Line Graph (Details) WE0000000002534A_Dimensional Ultrashort Fixed Income ETF_Single_TSR Annual {Single} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Sep. 26, 2023	Oct. 31, 2025
Dimensional Ultrashort Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Dimensional Ultrashort Fixed Income ETF – NAV
Accumulated Value	$ 10,662	$ 10,045	$ 10,000	$ 11,166
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,861	9,825	10,000	$ 11,530
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA US 3-Month Treasury Bill Index
Accumulated Value	$ 10,593	$ 10,052	$ 10,000	$ 11,053